RECLAMATION AND CLOSURE COST OBLIGATIONS - Additional information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
RECLAMATION AND CLOSURE COST OBLIGATIONS
Percentage of annual fees of the value of outstanding letters of credit	1.50%
Letters Of Credit [Member]
RECLAMATION AND CLOSURE COST OBLIGATIONS
Exposure to credit risk on loan commitments and financial guarantee contracts	$ 118.9	$ 110.8
Bottom of range [member]
RECLAMATION AND CLOSURE COST OBLIGATIONS
Discount rate applied to cash flow projections	1.80%	1.90%
Description of inflation rates applied to cash flow projections	1.40%	1.40%
Top of range [member]
RECLAMATION AND CLOSURE COST OBLIGATIONS
Discount rate applied to cash flow projections	5.40%	7.10%
Description of inflation rates applied to cash flow projections	3.30%	3.30%